Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2015		2014
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent of	Appreciation	Percent of
Currency type	(Depreciation)	Total	(Depreciation)	Total

Australian dollar	$ 34,062	1.24%	$ 68,719	6.60%
British pound	(43,706)	(1.60)	425,639	40.90
Canadian dollar	246,223	9.00	93,652	9.00
Czech koruna	-	-	4,844	0.47
Euro	157,600	5.76	329,548	31.67
Hong Kong dollar	48,513	1.77	28,912	2.78
Hungarian forint	-	-	(104,646)	(10.06)
Japanese yen	119,423	4.36	30,058	2.89
Korean won	9,082	0.33	115,656	11.11
Malaysian ringgit	6,236	0.23	(114)	(0.01)
Norwegian krone	(34,375)	(1.26)	6,730	0.65
Polish zloty	(93,120)	(3.40)	(182,867)	(17.57)
Singapore dollar	(7,212)	(0.26)	3,036	0.29
South African rand	44,915	1.64	(18,310)	(1.76)
Swedish krona	21,657	0.79	16,152	1.55
Turkish lira	(13,386)	(0.49)	(103,872)	(9.98)
U.S. dollar	2,240,411	81.89	327,488	31.47

Total	$ 2,736,323	100.00%	$ 1,040,625	100.00%

Schedule Of Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2015

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ -	$ -	$ 1,252,818	$ (281,259)	$ 971,559
Grains	282	-	225,035	(6,913)	218,404
Interest rates	665,891	(852,032)	-	(764)	(186,905)
Livestock	-	-	-	(52,200)	(52,200)
Metals	279,706	(33,950)	419,632	(302,687)	362,701
Softs	75,246	(47,977)	100	(47,711)	(20,342)
Stock indices	542,082	(177,337)	77,458	(21,095)	421,108
Total futures contracts	1,563,207	(1,111,296)	1,975,043	(712,629)	1,714,325

Forward currency contracts	470,266	(1,173,574)	2,459,391	(734,085)	1,021,998

Total futures and
forward currency contracts	$ 2,033,473	$ (2,284,870)	$ 4,434,434	$ (1,446,714)	$ 2,736,323

Fair Value of Futures and Forward Currency Contracts at December 31, 2014

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ -	$ -	$ 409,768	$ (16,785)	$ 392,983
Grains	275	(132,403)	-	-	(132,128)
Interest rates	1,143,514	(458,390)	-	(120,616)	564,508
Livestock	1,280	(15,460)	35,540	-	21,360
Metals	8,401	(958,460)	645,172	(20,219)	(325,106)
Softs	3,120	(390)	294,048	(8,741)	288,037
Stock indices	726,711	(257,614)	115,655	(31,738)	553,014
Total futures contracts	1,883,301	(1,822,717)	1,500,183	(198,099)	1,362,668

Forward currency contracts	347,015	(1,242,525)	1,347,542	(774,075)	(322,043)

Total futures and
forward currency contracts	$ 2,230,316	$ (3,065,242)	$ 2,847,725	$ (972,174)	$ 1,040,625

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2015	2014

Futures contracts:
Energies	$5,971,431	$1,428,307
Grains	(1,546,002)	1,642,866
Interest rates	4,334,027	17,590,184
Livestock	108,420	391,990
Metals	3,310,769	(936,861)
Softs	473,271	989,722
Stock indices	(556,171)	1,317,982

Total futures contracts	12,095,745	22,424,190

Forward currency contracts	(42,047)	629,972

Total futures and
forward currency contracts	$12,053,698	$23,054,162

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2015		2014
Sector	Long positions	Short positions	Long positions	Short positions

Futures contracts:
Energies	$ 878,430	$ 12,014,952	$ 25,953,471	$ 17,481,347
Grains	2,663,978	6,011,621	8,352,184	7,919,243
Interest rates	267,992,961	10,978,227	332,235,960	12,602,876
Livestock	170,092	1,143,398	2,727,146	1,224,068
Metals	1,392,367	15,663,596	14,243,221	6,255,817
Softs	1,279,784	2,592,311	2,622,864	3,329,674
Stock indices	83,017,149	6,420,473	123,363,160	3,376,290

Total futures contracts	357,394,761	54,824,578	509,498,006	52,189,315

Forward currency contracts	33,886,129	58,939,210	103,635,073	33,109,469

Total futures and
forward currency contracts	$ 391,280,890	$ 113,763,788	$ 613,133,079	$ 85,298,784

Offsetting Of Derivative Assets And Liabilities

Offsetting derivative assets and liabilities at December 31, 2015

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty C	$1,495,003	$(1,082,320)	$412,683
Counterparty I	2,043,247	(741,605)	1,301,642
Total futures contracts	3,538,250	(1,823,925)	1,714,325

Forward currency contracts
Counterparty G	2,231,633	(1,128,378)	1,103,255
Total forward currency contracts	2,231,633	(1,128,378)	1,103,255

Total assets	$5,769,883	$(2,952,303)	$2,817,580

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Forward currency contracts
Counterparty H	$779,281	$(698,024)	$81,257
Total liabilities	$779,281	$(698,024)	$81,257

    (Continued)

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 412,683	$ -	$ (412,683)	$ -
Counterparty G	1,103,255	-	-	1,103,255
Counterparty I	1,301,642	-	(1,301,642)	-

Total	$ 2,817,580	$ -	$ (1,714,325)	$ 1,103,255

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty H	$ 81,257	$ -	$ (81,257)	$ -

Total	$ 81,257	$ -	$ (81,257)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2015.
(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2015

    (Concluded)

Offsetting derivative assets and liabilities at December 31, 2014

Assets	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Futures contracts
Counterparty C	$1,755,738	$(487,705)	$1,268,033
Counterparty D	1,627,746	(1,533,111)	94,635
Total futures contracts	3,383,484	(2,020,816)	1,362,668

Forward currency contracts
Counterparty G	566,228	(532,425)	33,803
Total forward currency contracts	566,228	(532,425)	33,803

Total assets	$3,949,712	$(2,553,241)	$1,396,471

Liabilities	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Forward currency contracts
Counterparty H	$1,484,175	$(1,128,329)	$355,846
Total liabilities	$1,484,175	$(1,128,329)	$355,846

    (Continued)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 1,268,033	$ -	$ (1,268,033)	$ -
Counterparty D	94,635	-	(94,635)	-
Counterparty G	33,803	-	(33,803)	-

Total	$ 1,396,471	$ -	$ (1,396,471)	$ -

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty H	355,846	-	(355,846)	-

Total	$ 355,846	$ -	$ (355,846)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2014.
(4) Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2014